AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.1%
	AUTO MANUFACTURERS — 3.6%
3,759	Tesla, Inc.*	$651,134
	COMMERCIAL SERVICES — 1.5%
113	Adyen N.V.*	169,064
1,337	Block, Inc.*	109,260
		278,324
	COMPUTERS — 1.6%
2,438	Zscaler, Inc.*	302,702
	INTERNET — 22.2%
3,553	Airbnb, Inc. - Class A*	394,774
9,010	Alphabet, Inc. - Class C*	899,829
9,010	Amazon.com, Inc.*	929,201
409	JD.com, Inc. - Class A	12,084
41,597	Meituan - Class B*	926,554
1,091	Netflix, Inc.*	386,061
3,352	Sea Ltd. - ADR*	216,036
5,892	Tencent Holdings Ltd.	287,288
		4,051,827
	SEMICONDUCTORS — 38.2%
20,626	Advanced Micro Devices, Inc.*	1,550,044
3,000	Applied Materials, Inc.	334,470
32,492	Marvell Technology, Inc.	1,402,030
8,217	NVIDIA Corp.	1,605,355
5,873	QUALCOMM, Inc.	782,342
2,309	Synaptics, Inc.*	288,694
9,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	871,662
1,753	Wolfspeed, Inc.*	134,999
		6,969,596
	SOFTWARE — 24.0%
802	Atlassian Corp. - Class A*	129,619
4,428	Cloudflare, Inc.*	234,285
11,474	Datadog, Inc.*	858,370
3,870	Microsoft Corp.	959,025
1,834	MongoDB, Inc.*	392,861
1,151	ServiceNow, Inc.*	523,855
5,375	Snowflake, Inc. - Class A*	840,865

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
2,411	Workday, Inc. - Class A*	$437,428
		4,376,308
	TOTAL COMMON STOCKS
	(Cost $21,758,699)	16,629,891
	TOTAL INVESTMENTS — 91.1%
	(Cost $21,758,699)	16,629,891
	Other Assets in Excess of Liabilities — 8.9%	1,634,368
	TOTAL NET ASSETS — 100.0%	$18,264,259

ADR – American Depository Receipt

*Non-income producing security.